Consolidated Statements Of Condition - USD ($)		Dec. 31, 2015		Dec. 31, 2014
Assets:
Cash and due from banks		$ 300,811,000		$ 349,171,000
Federal funds sold		114,479,000		63,080,000
Securities purchased under agreements to resell (Note 23)		615,773,000		659,154,000
Total cash and cash equivalents		1,031,063,000		1,071,405,000
Interest-bearing cash		602,836,000		1,621,967,000
Trading securities		881,450,000		1,194,391,000
Loans held-for-sale		126,342,000	[1]	141,285,000
Securities available-for-sale (Note 3)		3,929,846,000	[2]	3,556,613,000	[3]
Securities held-to-maturity (Note 3)		14,320,000		4,292,000
Loans, net of unearned income (Note 4)		17,686,502,000	[4]	16,230,166,000
Less: Allowance for loan losses (Note 5)		210,242,000		232,448,000
Total net loans		17,476,260,000		15,997,718,000
Goodwill (Note 7)		191,307,000		145,932,000
Other intangible assets, net (Note 7)	[5]	26,215,000		29,518,000
Fixed income receivables		63,660,000		42,488,000
Premises and equipment, net (Note 6)		275,619,000		302,996,000
Real estate acquired by foreclosure		33,063,000	[6]	39,922,000
Derivative assets (Note 22)		104,365,000		134,088,000
Other assets		1,438,790,000		1,385,572,000
Total assets		26,195,136,000		25,668,187,000
Deposits:
Savings		7,811,191,000		7,455,354,000
Time deposits		788,487,000		831,666,000
Other interest-bearing deposits		5,388,526,000		4,140,991,000
Certificates of deposit $100,000 and more		443,389,000		445,272,000
Interest-bearing		14,431,593,000		12,873,283,000
Noninterest-bearing		5,535,885,000		5,195,656,000
Total deposits		19,967,478,000		18,068,939,000
Federal funds purchased (Note 9)		464,166,000		1,037,052,000
Securities sold under agreements to repurchase (Note 9 and Note 23)		338,133,000		562,214,000
Trading liabilities (Note 9)		566,019,000		594,314,000
Other short-term borrowings (Note 9)		137,861,000		157,218,000
Term borrowings (Note 10)		1,315,176,000		1,880,105,000
Fixed income payables		23,072,000		18,157,000
Derivative liabilities (Note 22)		108,339,000		119,239,000
Other liabilities		635,306,000		649,359,000
Total liabilities		23,555,550,000		23,086,597,000
First Horizon National Corporation Shareholders' Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2015 and 2014)		95,624,000		95,624,000
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 238,586,637 on December 31, 2015 and 234,219,663 on December 31, 2014)		149,117,000		146,387,000
Capital surplus		1,439,303,000		1,380,809,000
Undivided profits		874,303,000		851,585,000
Accumulated other comprehensive loss, net (Note 14)		(214,192,000)		(188,246,000)
Total First Horizon National Corporation Shareholders' Equity		2,344,155,000		2,286,159,000
Noncontrolling interest (Note 11)		295,431,000		295,431,000
Total equity		2,639,586,000		2,581,590,000
Total liabilities and equity		$ 26,195,136,000		$ 25,668,187,000

[1]	December 31 , 2015 includes $22.4 million of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure .
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[5]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
[6]	December 31 , 2015 includes $ 14.6 million of foreclosed residential real estate.